Investment in Forum Energy Limited ("FEL") (Details Narrative) - USD ($)				12 Months Ended
	Nov. 10, 2021	Aug. 07, 2020	Apr. 14, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 10, 2022
Statement [Line Items]
Interest rate		3.50%
Shares issued for debt						$ 170,111
Issuance of shares pursuant to rights offering				$ 0	$ 0	846,750
Loan purchased percentage		6.80%
Accrued interest		$ 939
Proceeds from sale of loan	$ 224,400
Fair value of investment			$ 1,835,111	$ 1,835,111	$ 1,835,111
Forum Energy Limited
Statement [Line Items]
Ownership interest				6.80%	6.80%
Interest rate		3.50%	6.80%
Shares issued for debt			$ 170,111
Issuance of shares pursuant to rights offering			$ 2,500,000
Loan purchased percentage		6.80%
Loan purchased		$ 346,202
Accrued interest		$ 939
Share price			$ 0.30
Additional Loan received, amount							$ 198,620
Fair value of investment				$ 1,835,111	$ 1,835,111	$ 1,835,111
Total advance Loan							423,020
PXP Energy Corporation
Statement [Line Items]
Additional Loan received, amount							198,620
Total advance Loan							$ 423,020